Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.16%
Australia - 1.85%
OFX Group, Ltd.	40,912	$36,269
Austria - 2.86%
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	2,662	55,849
Belgium - 1.53%
Orange Belgium S.A.	1,835	29,902
Canada - 9.18%
Celestica, Inc. (a)	12,504	85,185
Linamar Corp.	2,080	57,769
Transcontinental, Inc. - Class A	4,199	36,505
		179,459
France - 10.12%
Europcar Mobility Group (a)	19,248	33,075
Ipsos	2,113	51,250
Rexel S.A.	9,655	97,358
SCOR SE (a)	663	16,324
		198,007
Germany - 7.19%
Bertrandt AG	630	25,001
Deutsche Pfandbriefbank AG	4,911	33,799
Salzgitter AG	6,097	81,893
		140,693
Hong Kong - 4.29%
Ju Teng International Holdings, Ltd.	76,000	22,354
Pacific Basin Shipping, Ltd.	513,000	61,548
		83,902
Italy - 7.95%
Anima Holding S.p.A.	11,629	49,053
BPER Banca	5,624	13,404
Danieli & C Officine Meccaniche S.p.A.	7,951	56,222
Maire Tecnimont S.p.A. (a)	23,409	36,795
		155,474
Japan - 20.85%
DIC Corp.	2,700	70,376
Foster Electric Co., Ltd.	6,734	76,491
Fukuoka Financial Group, Inc.	2,800	45,513
Hitachi Metals, Ltd.	5,900	67,947
Open House Co., Ltd.	800	22,091
Persol Holdings Co., Ltd.	1,700	22,463
Tsubakimoto Chain Co.	1,600	41,319
Zeon Corp.	6,400	61,540
		407,740

Netherlands - 8.21%
Flow Traders	2,037	71,272
Koninklijke BAM Groep N.V. (a)	20,891	35,342
PostNL N.V.	36,353	53,973
		160,587
Norway - 2.30%
Subsea 7 S.A. (a)	7,824	44,912
Republic of Korea - 5.50%
DB Insurance Co., Ltd.	1,912	67,004
Hankook Tire & Technology Co., Ltd.	2,139	40,502
		107,506
Spain - 1.41%
Unicaja Banco S.A. (a)	50,812	27,649
United Kingdom - 13.92%
Balfour Beatty PLC	13,821	42,774
Capita PLC (a)	56,816	23,738
Drax Group PLC	25,660	66,676
John Wood Group PLC	25,219	59,877
Northgate PLC	20,071	47,195
TechnipFMC PLC	3,515	26,011
Travis Perkins PLC	442	5,980
		272,251
Total Common Stocks (Cost $2,714,311)		1,900,200

Short-Term Investment - 4.75%
Money Market Fund - 4.75%
Fidelity Institutional - Government Portfolio - Class I, 0.08% (b)	92,877	92,877
Total Short-Term Investment (Cost $92,877)		92,877

Total Investments (Cost $2,807,188) - 101.91%		1,993,077
Liabilities in Excess of Other Assets - (1.91)%		(37,400)
TOTAL NET ASSETS - 100.00%		$1,955,677

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2020.

Pzena International Small Cap Value Fund
Portfolio Diversification
May 31, 2020 (Unaudited)

	Shares	% of Net Assets
Common Stocks
Communication Services	$81,152	4.15%
Consumer Discretionary	174,761	8.93%
Energy	130,800	6.69%
Financials	416,136	21.28%
Industrials	595,550	30.45%
Information Technology	131,278	6.71%
Materials	281,756	14.41%
Real Estate	22,091	1.13%
Utilities	66,676	3.41%
Total Common Stocks	1,900,200	97.16%
Short-Term Investment	92,877	4.75%
Total Investments	1,993,077	101.91%
Liabilities in Excess of Other Assets	(37,400)	(1.91)%
Total Net Assets	$1,955,677	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$36,269	$-	$-	$36,269
Austria	55,849	-	-	55,849
Belgium	29,902	-	-	29,902
Canada	179,459	-	-	179,459
France	198,007	-	-	198,007
Germany	140,693	-	-	140,693
Hong Kong	83,902	-	-	83,902
Italy	155,474	-	-	155,474
Japan	407,740	-	-	407,740
Netherlands	160,587	-	-	160,587
Norway	44,912	-	-	44,912
Republic of Korea	107,506	-	-	107,506
Spain	27,649	-	-	27,649
United Kingdom	272,251	-	-	272,251
Total Common Stocks	1,900,200	-	-	1,900,200
Short-Term Investment	92,877	-	-	92,877
Total Investments	$1,993,077	$-	$-	$1,993,077

Refer to the Fund’s schedule of investments for a detailed break-out of securities. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.